Related Party Transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Related Party Transactions
22.	Related party transactions
(a)	Related parties

As of December 31, 2021, the name and relationship with material related parties are as follows:

Related Party	Relationship with the Company
Maya	Equity method investee of the Company
Beijing Huaxianglianxin Technology Company	Equity method investee of the Company
iQsim S.A.	Equity method investee of the Company

(b)	During the years ended December 31, 2019, 2020 and 2021, other than disclosed elsewhere, the Company had the following material related party transactions:

	Years ended December 31,
(In thousands)	2019	2020	2021
Revenue from provision of data connectivity services, PaaS and SaaS services and sales of terminals and data related products:
Maya	4,419	8,010	9,370
Beijing Huaxianglianxin Technology Company	—	—	984
Purchase of data connectivity service:
Maya	—	47	26
Beijing Huaxianglianxin Technology Company	—	—	87

(c)	The Company had the following related parties balances as December 31, 2020 and December 31, 2021:

(In thousands)	December 31, 2020	December 31, 2021
Deposits received from related parties:
Maya	1,498	1,417
Contract liability:
Maya	—	18
Amounts payable to related parties:
Maya	5	—
Beijing Huaxianglianxin Technology Company	—	18
Amounts receivable from related parties:
Maya	2,264	1,108
Beijing Huaxianglianxin Technology Company	—	45